Leases and Commitments	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Lessee, Operating Leases [Text Block]	Leases and Commitments
We have entered into leases for certain facilities, vehicles, material handling and other equipment. Our leases have remaining contractual terms up to 94 years, some of which include options to extend the leases for up to 99 years, and some of which include options to terminate the leases within 1 year. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants. Our lease costs are primarily related to facility leases for inventory warehousing and administration offices.
Lease Expense

	Year Ended December 31
	2024	2023	2022	Income Statement Classification
Operating lease expense	$136	$131	$133	Cost of products sold, Marketing, research and general expenses
Finance lease expense:
Amortization of lease assets	14	12	11	Cost of products sold
Interest on lease liabilities	3	2	1	Interest expense
Total finance lease expense	17	14	12
Variable lease expense(a)	132	214	209	Cost of products sold, Marketing, research and general expenses
Total lease expense	$285	$359	$354
(a)    Includes short-term leases, which are immaterial.
Lease Assets and Liabilities

	December 31
	2024	2023	Balance Sheet Classification
Assets
Operating lease	$363	$387	Other Assets
Finance lease	46	42	Property, Plant and Equipment, Net
Total lease assets	$409	$429
Liabilities
Current:
Operating lease	$116	$117	Accrued expenses and other current liabilities
Finance lease	12	10	Debt payable within one year
Noncurrent:
Operating lease	265	293	Other Liabilities
Finance lease	32	26	Long-Term Debt
Total lease liabilities	$425	$446
As of December 31, 2024 and 2023, accumulated amortization of finance lease assets was $28.
Maturity of Lease Liabilities

	December 31, 2024
	Operating Leases	Finance Leases	Total
2025	$132	$14	$146
2026	119	11	130
2027	73	10	83
2028	36	7	43
2029	22	4	26
Thereafter	40	7	47
Total lease payments	422	53	475
Less imputed interest	41	9	50
Present value of lease liabilities	$381	$44	$425
Lease Terms and Discount Rates

	December 31, 2024		December 31, 2023
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Weighted-average remaining lease term (years)	4.2	4.9	4.2	5.4
Weighted-average discount rate	4.3%	6.3%	4.0%	6.1%
Supplemental Information Related to Leases
The Consolidated Statements of Cash Flows are presented on a consolidated basis for both continuing operations and discontinued operations. As a result, unless specifically stated, supplemental cash flow information shown below reflects Kimberly-Clark's consolidated results for all periods presented.

	Year Ended December 31
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating leases	$156	$147	$148
Finance leases	19	17	11
Lease assets obtained in exchange for new lease obligations:
Operating leases	74	66	57
Finance leases	23	24	6
Other non-cash modifications to lease assets:
Operating leases	39	39	72
We have entered into long-term contracts for the purchase of raw materials, primarily superabsorbent materials, pulp and certain utilities. On a consolidated basis, commitments under these contracts based on current prices are $1,507 in 2025, $427 in 2026, $226 in 2027, $10 in 2028, $3 in 2029, and $15 beyond the year 2029.
Although we are primarily liable for payments on the above-mentioned leases and purchase commitments, our exposure to losses, if any, under these arrangements is not material.